Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2022
STE-NPRT3-0422
1.9890709.103
Common Stocks - 46.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.1%
PT Telkom Indonesia Persero Tbk	33,691,848	10,172,009
Entertainment - 0.5%
Bilibili, Inc.:
ADR (a)(b)	508,994	16,089,300
Class Z (a)	182,660	5,706,370
NetEase, Inc.	404,800	7,829,524
NetEase, Inc. ADR	153,971	14,679,595
		44,304,789
Interactive Media & Services - 3.1%
NAVER Corp.	30,349	8,087,558
Tencent Holdings Ltd.	4,899,848	264,402,277
Yandex NV Series A (a)(b)(c)	963,690	17,120,647
		289,610,482
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	4,935,374	4,460,416
Bharti Airtel Ltd. (a)	1,991,450	18,102,772
MTN Group Ltd. (a)	2,967,140	37,037,479
		59,600,667
TOTAL COMMUNICATION SERVICES		403,687,947
CONSUMER DISCRETIONARY - 7.2%
Automobiles - 1.2%
Eicher Motors Ltd.	686,347	23,536,675
Great Wall Motor Co. Ltd. (H Shares)	690,500	1,436,738
Guangzhou Automobile Group Co. Ltd. (H Shares)	31,620,582	31,156,871
Hyundai Motor Co.	120,397	17,717,870
Kia Corp.	115,741	7,176,152
Li Auto, Inc. ADR (a)	419,158	12,763,361
XPeng, Inc. ADR (a)	608,477	22,130,308
		115,917,975
Hotels, Restaurants & Leisure - 0.3%
MakeMyTrip Ltd. (a)	217,097	6,096,084
Shangri-La Asia Ltd. (a)	12,476,000	10,169,698
Trip.com Group Ltd. ADR (a)	547,701	14,141,640
Yum China Holdings, Inc.	25,526	1,327,863
Yum China Holdings, Inc. (Hong Kong)	52,350	2,656,823
		34,392,108
Household Durables - 0.6%
Haier Smart Home Co. Ltd. (A Shares)	10,582,866	42,755,835
Midea Group Co. Ltd. (A Shares)	1,172,000	12,393,841
		55,149,676
Internet & Direct Marketing Retail - 3.5%
Alibaba Group Holding Ltd. (a)	963,700	12,686,028
Alibaba Group Holding Ltd. sponsored ADR (a)	916,962	96,455,233
JD.com, Inc.:
Class A (a)	465,402	16,623,902
sponsored ADR (a)	1,110,726	79,561,303
Meituan Class B (a)(d)	2,927,566	65,036,339
momo.com, Inc.	97,200	3,461,342
Naspers Ltd. Class N	162,266	20,434,264
Pinduoduo, Inc. ADR (a)	328,165	17,018,637
Prosus NV	284,742	17,677,249
		328,954,297
Leisure Products - 0.0%
Bafang Electric Suzhou Co. Ltd. (A Shares)	95,291	3,044,841
Specialty Retail - 0.3%
Pop Mart International Group Ltd. (d)	417,800	2,093,117
Zhongsheng Group Holdings Ltd. Class H	3,321,500	23,122,054
		25,215,171
Textiles, Apparel & Luxury Goods - 1.3%
Anta Sports Products Ltd.	1,575,600	23,972,928
ECLAT Textile Co. Ltd.	660,000	13,685,000
Li Ning Co. Ltd.	6,630,747	65,886,610
Shenzhou International Group Holdings Ltd.	1,004,851	16,878,103
		120,422,641
TOTAL CONSUMER DISCRETIONARY		683,096,709
CONSUMER STAPLES - 2.9%
Beverages - 1.1%
China Resources Beer Holdings Co. Ltd.	4,590,000	36,328,347
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	77,317	6,216,287
Kweichow Moutai Co. Ltd. (A Shares)	130,202	36,947,919
Thai Beverage PCL	23,048,851	11,305,957
Wuliangye Yibin Co. Ltd. (A Shares)	398,200	11,991,600
		102,790,110
Food & Staples Retailing - 0.6%
Bid Corp. Ltd.	496,450	10,100,018
CP ALL PCL (For. Reg.)	8,385,303	17,456,011
Wal-Mart de Mexico SA de CV Series V	6,054,172	23,027,196
		50,583,225
Food Products - 1.0%
Angel Yeast Co. Ltd. (A Shares)	1,260,100	9,966,159
China Mengniu Dairy Co. Ltd.	11,662,000	75,735,994
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	574,767	3,600,236
Unified-President Enterprises Corp.	2,776,201	6,681,389
		95,983,778
Personal Products - 0.2%
LG Household & Health Care Ltd.	4,997	3,965,249
Natura & Co. Holding SA (a)	3,288,090	14,775,566
Proya Cosmetics Co. Ltd. (A Shares)	111,600	3,289,142
		22,029,957
TOTAL CONSUMER STAPLES		271,387,070
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Yantai Jereh Oilfield Services (A Shares)	835,335	5,911,591
Oil, Gas & Consumable Fuels - 1.6%
China Merchants Energy Shipping Co. Ltd. (A Shares)	5,464,055	3,975,118
Gazprom OAO	5,946,277	9,119,602
LUKOIL PJSC	345,667	9,998,747
LUKOIL PJSC sponsored ADR	499,400	9,367,183
Oil & Natural Gas Corp. Ltd.	10,667,856	22,693,058
Petroleo Brasileiro SA - Petrobras (ON)	2,585,083	18,250,183
Petronet LNG Ltd.	2,196,123	6,260,887
PT United Tractors Tbk	10,076,600	17,583,515
Reliance Industries Ltd.	1,287,271	40,219,282
Reliance Industries Ltd. sponsored GDR (d)	220,657	13,850,289
		151,317,864
TOTAL ENERGY		157,229,455
FINANCIALS - 10.3%
Banks - 7.5%
Absa Group Ltd.	611,985	7,035,794
Al Rajhi Bank	829,704	35,473,125
Alinma Bank	552,157	5,224,718
Axis Bank Ltd. (a)	1,955,923	19,227,590
Bangkok Bank PCL (For. Reg.)	1,468,300	6,293,035
Bank Polska Kasa Opieki SA	162,600	4,460,773
BOC Hong Kong (Holdings) Ltd.	1,133,000	4,074,079
Capitec Bank Holdings Ltd.	98,851	13,346,144
China Construction Bank Corp. (H Shares)	32,637,802	24,477,215
China Merchants Bank Co. Ltd. (H Shares)	6,671,676	56,176,424
Credicorp Ltd. (United States)	238,200	36,027,750
CTBC Financial Holding Co. Ltd.	6,110,000	5,974,309
E.SUN Financial Holdings Co. Ltd.	14,159,489	14,972,143
First Abu Dhabi Bank PJSC	593,400	3,340,960
Grupo Financiero Banorte S.A.B. de CV Series O	4,568,944	30,905,791
Hana Financial Group, Inc.	230,252	9,355,620
HDFC Bank Ltd.	1,402,856	26,569,076
HDFC Bank Ltd. sponsored ADR	987,308	61,380,938
ICICI Bank Ltd.	3,062,482	30,263,582
Industrial & Commercial Bank of China Ltd. (H Shares)	91,781,503	54,789,441
Industrial Bank Co. Ltd. (A Shares)	1,162,300	4,065,770
Kasikornbank PCL (For. Reg.)	2,887,100	14,450,967
KB Financial Group, Inc.	290,921	14,353,924
Kotak Mahindra Bank Ltd. (a)	221,819	5,412,530
National Bank of Greece SA (a)	6,138,000	22,766,302
OTP Bank PLC (a)	110,921	4,263,374
PT Bank Central Asia Tbk	69,004,851	38,957,785
PT Bank Mandiri (Persero) Tbk	81,510,788	44,068,115
PT Bank Rakyat Indonesia (Persero) Tbk	37,903,504	12,120,035
Sberbank of Russia	617,111	309,806
Sberbank of Russia	2,793,925	1,400,264
Sberbank of Russia sponsored ADR	1,653,549	1,728,060
Shinhan Financial Group Co. Ltd.	1,214,593	39,521,805
Siam Commercial Bank PCL (For. Reg.)	3,377,815	12,977,676
State Bank of India	4,083,080	26,124,619
TCS Group Holding PLC GDR	267,069	2,553,418
Woori Financial Group, Inc.	749,789	8,969,606
		703,412,563
Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao	2,805,900	7,941,072
East Money Information Co. Ltd. (A Shares)	1,288,460	5,460,779
Hong Kong Exchanges and Clearing Ltd.	132,300	6,392,711
Noah Holdings Ltd. sponsored ADR (a)	83,689	2,373,420
XP, Inc. Class A (a)	1,140,237	36,875,265
		59,043,247
Consumer Finance - 0.4%
Bajaj Finance Ltd.	172,348	15,980,196
Kaspi.KZ JSC unit	334,042	20,017,982
		35,998,178
Diversified Financial Services - 0.3%
Chailease Holding Co. Ltd.	3,546,831	32,199,659
Insurance - 1.1%
AIA Group Ltd.	5,185,600	53,846,466
China Life Insurance Co. Ltd. (H Shares)	15,152,000	25,101,273
HDFC Standard Life Insurance Co. Ltd. (d)	639,177	4,428,167
ICICI Lombard General Insurance Co. Ltd. (d)	327,901	5,487,269
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,000,341	15,509,975
		104,373,150
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	1,269,854	39,758,341
TOTAL FINANCIALS		974,785,138
HEALTH CARE - 1.5%
Biotechnology - 0.2%
InnoCare Pharma Ltd. (a)(d)	933,000	1,475,684
Innovent Biologics, Inc. (a)(d)	365,500	1,634,661
Zai Lab Ltd. (a)	148,845	7,926,056
Zai Lab Ltd. ADR (a)	137,600	7,526,720
		18,563,121
Health Care Equipment & Supplies - 0.4%
Peijia Medical Ltd. (a)(d)	1,320,000	2,077,650
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	609,386	31,594,287
		33,671,937
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	79,240	5,039,345
Aster DM Healthcare Ltd. (a)(d)	1,192	2,696
		5,042,041
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	429,500	634,253
Life Sciences Tools & Services - 0.4%
WuXi AppTec Co. Ltd. (H Shares) (d)	1,277,534	18,113,629
Wuxi Biologics (Cayman), Inc. (a)(d)	2,896,268	23,956,249
		42,069,878
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co. Ltd. (d)	3,247,173	6,947,602
Richter Gedeon PLC	1,598,169	33,556,244
		40,503,846
TOTAL HEALTH CARE		140,485,076
INDUSTRIALS - 2.6%
Airlines - 0.1%
Wizz Air Holdings PLC (a)(d)	86,618	3,900,600
Building Products - 0.0%
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	769,548	2,823,638
Construction & Engineering - 0.7%
Larsen & Toubro Ltd.	2,124,685	51,112,234
Voltas Ltd.	836,100	13,984,543
		65,096,777
Electrical Equipment - 0.3%
Sungrow Power Supply Co. Ltd. (A Shares)	1,413,030	27,121,755
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	1,376,220	4,510,874
		31,632,629
Machinery - 1.0%
Estun Automation Co. Ltd. (A Shares)	718,010	2,678,917
HIWIN Technologies Corp.	2,295,716	21,925,552
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	476,360	1,867,916
Techtronic Industries Co. Ltd.	1,686,500	28,163,726
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	478,505	5,098,846
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	11,778,699	37,524,563
		97,259,520
Professional Services - 0.1%
Sporton International, Inc.	689,500	4,965,626
Road & Rail - 0.3%
Localiza Rent A Car SA	2,635,881	29,430,261
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (d)	431,300	3,739,229
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	478,788	10,353,986
TOTAL INDUSTRIALS		249,202,266
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.0%
Accton Technology Corp.	451,000	4,091,238
Electronic Equipment & Components - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,969,005	11,032,090
SINBON Electronics Co. Ltd.	384,000	3,692,838
Sunny Optical Technology Group Co. Ltd.	162,600	3,884,706
Unimicron Technology Corp.	4,929,649	45,849,617
Yageo Corp.	888,000	14,573,881
		79,033,132
IT Services - 0.7%
Globant SA (a)	26,307	7,208,118
Infosys Ltd.	364,375	8,285,037
Infosys Ltd. sponsored ADR	1,781,331	40,008,694
Tata Consultancy Services Ltd.	188,861	8,888,312
Tech Mahindra Ltd.	347,355	6,485,266
		70,875,427
Semiconductors & Semiconductor Equipment - 6.8%
ASML Holding NV (Netherlands)	1,671	1,117,939
eMemory Technology, Inc.	333,381	22,506,192
Global Unichip Corp.	199,000	3,302,604
LONGi Green Energy Technology Co. Ltd.	450,105	5,541,016
MediaTek, Inc.	2,564,451	101,368,996
Parade Technologies Ltd.	184,675	12,754,369
Silergy Corp.	148,392	19,779,754
SK Hynix, Inc.	609,461	63,545,672
Taiwan Semiconductor Manufacturing Co. Ltd.	16,328,309	351,164,164
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	504,194	53,953,800
Will Semiconductor Ltd.	62,354	2,429,328
		637,463,834
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co. Ltd.	4,315,113	260,027,266
Samsung Electronics Co. Ltd. unit	22,901	34,355,629
Wiwynn Corp.	149,000	5,323,335
		299,706,230
TOTAL INFORMATION TECHNOLOGY		1,091,169,861
MATERIALS - 3.9%
Chemicals - 0.7%
Hansol Chemical Co. Ltd.	76,810	13,866,499
LG Chemical Ltd.	35,764	16,973,374
PhosAgro OJSC GDR (Reg. S)	270,828	1,656,898
PT Avia Avian (a)	96,429,671	5,503,008
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	453,600	2,672,316
SKSHU Paint Co. Ltd. (A Shares)	258,864	3,642,580
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	71,600	4,738,488
Solar Industries India Ltd.	521,560	15,973,015
		65,026,178
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd. (H Shares)	734,000	3,935,531
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	372,300	2,677,810
CEMEX S.A.B. de CV sponsored ADR (a)	2,509,446	12,798,175
JK Cement Ltd.	383,800	14,467,619
		33,879,135
Metals & Mining - 2.7%
Barrick Gold Corp.	1,767,400	39,890,218
China Molybdenum Co. Ltd. (A Shares)	3,085,416	2,939,074
First Quantum Minerals Ltd.	1,436,071	42,113,419
Gold Fields Ltd. sponsored ADR	301,600	4,212,714
Grupo Mexico SA de CV Series B	7,638,504	39,186,447
Impala Platinum Holdings Ltd.	2,277,736	43,446,422
Novolipetsk Steel OJSC GDR (Reg. S)	170,955	1,310,688
POSCO	166,301	39,571,098
Sibanye Stillwater Ltd.	3,499,597	16,509,805
Tata Steel Ltd.	750,187	12,126,387
Vale SA	472,933	8,471,428
Vale SA sponsored ADR	558,600	10,328,514
		260,106,214
Paper & Forest Products - 0.1%
Suzano Papel e Celulose SA	867,026	9,268,226
TOTAL MATERIALS		368,279,753
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	62,800	507,087
Real Estate Management & Development - 0.5%
Ayala Land, Inc.	28,188,729	21,471,883
China Resources Land Ltd.	1,616,000	7,858,112
KE Holdings, Inc. ADR (a)	466,073	9,046,477
Longfor Properties Co. Ltd. (d)	1,248,500	6,678,179
		45,054,651
TOTAL REAL ESTATE		45,561,738
UTILITIES - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.	268,900	3,902,088
Indraprastha Gas Ltd.	264,208	1,213,453
Kunlun Energy Co. Ltd.	10,334,000	10,103,110
		15,218,651
TOTAL COMMON STOCKS (Cost $4,141,945,044)		4,400,103,664

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Ambev SA sponsored ADR	6,119,100	17,928,963
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR (b)	1,590,626	22,730,046
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA (PN)	2,888,350	11,409,423
Itau Unibanco Holding SA	8,536,510	42,204,497
Sberbank of Russia	2,462,434	2,278,506
Sberbank of Russia (Russia)	3,791,522	3,520,103
		59,412,529
INDUSTRIALS - 0.0%
Airlines - 0.0%
Azul SA (a)	721,861	3,543,658
MATERIALS - 0.1%
Metals & Mining - 0.1%
Gerdau SA	959,679	4,742,789
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $109,858,946)		108,357,985

Equity Funds - 45.2%
	Shares	Value ($)
Diversified Emerging Markets Funds - 45.2%
Fidelity Advisor Emerging Markets Fund Class Z (e)	26,371,093	1,031,637,149
Fidelity SAI Emerging Markets Index Fund (e)	54,212,366	808,848,499
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	58,385,014	665,005,307
Fidelity SAI Emerging Markets Value Index Fund (a)(e)	130,812,793	1,756,815,805

TOTAL EQUITY FUNDS (Cost $4,089,585,958)		4,262,306,760

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.36% 3/24/22 to 5/26/22 (g) (Cost $22,316,935)	22,320,000	22,316,704

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (h)	82,718,412	82,734,956
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	30,361,970	30,365,007
Invesco Government & Agency Portfolio Institutional Class 0.03% (j)	514,401,759	514,401,759
TOTAL MONEY MARKET FUNDS (Cost $627,481,579)		627,501,722

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $8,991,188,462)	9,420,586,835
NET OTHER ASSETS (LIABILITIES) - 0.2%	20,003,043
NET ASSETS - 100.0%	9,440,589,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9,436	Mar 2022	554,600,900	(19,884,997)	(19,884,997)

The notional amount of futures purchased as a percentage of Net Assets is 5.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $160,055,613 or 1.7% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,300,708.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	78,422,634	1,301,628,787	1,297,316,465	50,009	-	-	82,734,956	0.2%
Fidelity Securities Lending Cash Central Fund 0.07%	24,237,307	367,711,307	361,583,607	158,770	-	-	30,365,007	0.1%
Total	102,659,941	1,669,340,094	1,658,900,072	208,779	-	-	113,099,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	-	244,814,315	-	63,814,315	-	16,215,621	1,031,637,149
Fidelity Emerging Markets Fund	886,916,276	121,000,000	-	-	-	(237,309,063)	-
Fidelity SAI Emerging Markets Index Fund	595,071,338	310,134,435	-	15,320,236	-	(96,357,274)	808,848,499
Fidelity SAI Emerging Markets Low Volatility Index Fund	491,205,946	180,241,202	-	14,241,201	-	(6,441,841)	665,005,307
Fidelity SAI Emerging Markets Value Index Fund	1,092,630,032	830,902,317	-	79,902,316	-	(166,716,544)	1,756,815,805
	3,065,823,592	1,687,092,269	-	173,278,068	-	(490,609,101)	4,262,306,760

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.